Capital structure and financial items - Share capital, Treasury shares and Other reserves - Narrative (Details) kr / shares in Units, kr in Millions	Dec. 31, 2022 DKK (kr) vote kr / shares	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Disclosure of classes of share capital [line items]
Equity	kr 83,486	kr 70,746	kr 63,325	kr 57,593
Distributable reserves	63,136	51,114
Share repurchase programme of Novo Nordisk B shares
Disclosure of classes of share capital [line items]
Share repurchase programme, authorized amount	24,000	1,600
Share repurchase programme, outstanding at year-end	1,500
Share capital
Disclosure of classes of share capital [line items]
Equity	kr 456	462	470	kr 480
A share capital | Share capital
Disclosure of classes of share capital [line items]
Value of shares (DKK per share) | kr / shares	kr 200,000
Number of votes | vote	200
Equity	kr 107	107	107
B share capital | Share capital
Disclosure of classes of share capital [line items]
Value of shares (DKK per share) | kr / shares	kr 0.2
Number of votes | vote	20
Equity	kr 349	kr 355	kr 363
Treasury shares
Disclosure of classes of share capital [line items]
Value of shares (DKK per share) | kr / shares	kr 0.2